Investment Securities - Amortized Cost, Fair Value and Yield by Maturity Date (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost
Amortized Cost		$ 76,170	$ 78,634
Fair Value
Fair Value		$ 67,079	$ 66,275
Weighted- Average Maturity in Years
Total		7 years 10 months 24 days
Weighted- Average Yield
Total		2.34%	2.20%
Weighted average maturity of total held to maturity investment securities			8 years 8 months 12 days
Amortized Cost
Amortized Cost		$ 95,038
Fair Value
Fair Value	[1]	$ 90,838	$ 85,992
Weighted- Average Maturity in Years
Total		5 years 6 months	6 years 9 months 18 days
Weighted- Average Yield
Total		3.55%	3.67%
Federal statutory rate		21.00%	21.00%	21.00%
Portfolio basis adjustments excluded from amortized cost		$ 185
U.S. Treasury and agencies
Amortized Cost
Maturing in one year or less		0
Maturing after one year through five years		648
Maturing after five years through ten years		0
Maturing after ten years		0
Amortized Cost		648	$ 1,296
Fair Value
Maturing in one year or less		0
Maturing after one year through five years		644
Maturing after five years through ten years		0
Maturing after ten years		0
Fair Value		$ 644	1,275
Weighted- Average Maturity in Years
Maturing after one year through five years		1 year 3 months 18 days
Total		1 year 3 months 18 days
Weighted- Average Yield
Maturing in one year or less		0.00%
Maturing after one year through five years		3.00%
Maturing after five years through ten years		0.00%
Maturing after ten years		0.00%
Total		3.00%
Amortized Cost
Maturing in one year or less		$ 1,725
Maturing after one year through five years		20,649
Maturing after five years through ten years		7,724
Maturing after ten years		0
Amortized Cost		30,098
Fair Value
Maturing in one year or less		1,701
Maturing after one year through five years		20,175
Maturing after five years through ten years		6,894
Maturing after ten years		0
Fair Value		$ 28,770	28,387
Weighted- Average Maturity in Years
Maturing in one year or less		9 months 18 days
Maturing after one year through five years		3 years 3 months 18 days
Maturing after five years through ten years		6 years 8 months 12 days
Total		4 years
Weighted- Average Yield
Maturing in one year or less		1.88%
Maturing after one year through five years		2.79%
Maturing after five years through ten years		2.30%
Maturing after ten years		0.00%
Total		2.61%
Mortgage-backed securities
Amortized Cost
Maturing in one year or less		$ 224
Maturing after one year through five years		4,283
Maturing after five years through ten years		70,721
Maturing after ten years		7
Amortized Cost		75,235
Fair Value
Maturing in one year or less		226
Maturing after one year through five years		4,356
Maturing after five years through ten years		61,557
Maturing after ten years		7
Fair Value		$ 66,146
Weighted- Average Maturity in Years
Maturing in one year or less		8 months 12 days
Maturing after one year through five years		3 years 7 months 6 days
Maturing after five years through ten years		8 years 3 months 18 days
Maturing after ten years		18 years 1 month 6 days
Total		8 years
Weighted- Average Yield
Maturing in one year or less		4.80%
Maturing after one year through five years		5.12%
Maturing after five years through ten years		2.16%
Maturing after ten years		1.81%
Total		2.34%
Amortized Cost
Maturing in one year or less		$ 361
Maturing after one year through five years		20,522
Maturing after five years through ten years		26,713
Maturing after ten years		180
Amortized Cost		47,776
Fair Value
Maturing in one year or less		357
Maturing after one year through five years		19,967
Maturing after five years through ten years		25,260
Maturing after ten years		175
Fair Value		$ 45,759
Weighted- Average Maturity in Years
Maturing in one year or less		6 months
Maturing after one year through five years		4 years 2 months 12 days
Maturing after five years through ten years		7 years
Maturing after ten years		10 years 9 months 18 days
Total		5 years 9 months 18 days
Weighted- Average Yield
Maturing in one year or less		1.94%
Maturing after one year through five years		3.95%
Maturing after five years through ten years		3.91%
Maturing after ten years		5.06%
Total		3.91%
Maturing in one year or less		8 months 12 days
Asset-backed securities
Amortized Cost
Maturing in one year or less		$ 0
Maturing after one year through five years		2,596
Maturing after five years through ten years		3,916
Maturing after ten years		0
Amortized Cost		6,512
Fair Value
Maturing in one year or less		0
Maturing after one year through five years		2,606
Maturing after five years through ten years		3,921
Maturing after ten years		0
Fair Value		$ 6,527	7,165
Weighted- Average Maturity in Years
Maturing after one year through five years		2 years 4 months 24 days
Maturing after five years through ten years		5 years 4 months 24 days
Total		4 years 2 months 12 days
Weighted- Average Yield
Maturing in one year or less		0.00%
Maturing after one year through five years		4.80%
Maturing after five years through ten years		5.03%
Maturing after ten years		0.00%
Total		4.94%
Obligations of state and political subdivisions
Amortized Cost
Maturing in one year or less		$ 959
Maturing after one year through five years		2,188
Maturing after five years through ten years		1,279
Maturing after ten years		5,961
Amortized Cost		10,387
Fair Value
Maturing in one year or less		957
Maturing after one year through five years		2,171
Maturing after five years through ten years		1,212
Maturing after ten years		5,174
Fair Value		$ 9,514	9,552
Weighted- Average Maturity in Years
Maturing in one year or less		6 months
Maturing after one year through five years		2 years 2 months 12 days
Maturing after five years through ten years		7 years 4 months 24 days
Maturing after ten years		14 years 3 months 18 days
Total		9 years 8 months 12 days
Weighted- Average Yield
Maturing in one year or less		4.14%
Maturing after one year through five years		4.30%
Maturing after five years through ten years		3.39%
Maturing after ten years		3.41%
Total		3.66%
Other
Amortized Cost
Maturing in one year or less		$ 73
Maturing after one year through five years		214
Maturing after five years through ten years		0
Maturing after ten years		0
Amortized Cost		287	244
Fair Value
Maturing in one year or less		73
Maturing after one year through five years		216
Maturing after five years through ten years		0
Maturing after ten years		0
Fair Value		$ 289	247
Weighted- Average Maturity in Years
Maturing in one year or less		7 months 6 days
Maturing after one year through five years		1 year 9 months 18 days
Total		1 year 6 months
Weighted- Average Yield
Maturing in one year or less		2.71%
Maturing after one year through five years		2.63%
Maturing after five years through ten years		0.00%
Maturing after ten years		0.00%
Total		2.63%
Amortized Cost
Maturing in one year or less		$ 109
Maturing after one year through five years		156
Maturing after five years through ten years		0
Maturing after ten years		0
Amortized Cost		265
Fair Value
Maturing in one year or less		109
Maturing after one year through five years		159
Maturing after five years through ten years		0
Maturing after ten years		0
Fair Value		$ 268	$ 250
Weighted- Average Maturity in Years
Maturing in one year or less		3 months 18 days
Maturing after one year through five years		2 years 1 month 6 days
Total		1 year 3 months 18 days
Weighted- Average Yield
Maturing in one year or less		4.96%
Maturing after one year through five years		4.40%
Maturing after five years through ten years		0.00%
Maturing after ten years		0.00%
Total		4.63%
Maturing in one year or less		7 months 6 days

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.